Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

19. Cash and cash equivalents

	December 31,	December 31,
	2020	2019
Current accounts	84,538	17,550
Bank deposits	19	15
Total	84,557	17,565

	December 31,	December 31,
Currency	2020	2019
United States Dollars	72,412	12,925
Euro	11,404	3,916
Russian Ruble	741	724
Total	84,557	17,565

Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Therefore, no impairment allowance was recognized as at December 31, 2020 and 2019.